Condensed Consolidated Interim Statements of Cash Flows - USD ($)	9 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Jun. 30, 2019	Jun. 30, 2018
Cash flows from operating activities
Loss for the period	$ (5,302,904)	$ (5,465,486)	$ (8,048,221)	$ (11,138,312)
Adjustments to reconcile net loss to net cash used in operating activities
Non-cash derivative issue costs			13,495
Amortization of intangible assets	8,403	13,548	16,349	24,528
Change in fair value of derivative liabilities		(852)	(433,503)	(60,111)
Shares issued for services	12,286	10,269	13,777	8,582
Warrants issued for services	133,297	36,534	23,715	192,400
Stock option expense	307,028	355,388	426,029	495,925
Performance stock unit expense		183,205	526,141	48,624
Changes in operating assets and liabilities
Prepaid expenses and deposits	165,383	794,859	754,682	173,192
Interest, taxes and other receivables	15,848	30,433	13,332	37,076
Accounts payable and accrued liabilities	(658,946)	(425,383)	202,000	295,774
Related party payables	(29,024)	(47,189)	164,779	71,472
Net cash flows from operating activities	(5,348,629)	(4,514,674)	(6,327,425)	(9,850,850)
Cash flows from investing activities
Intangible assets - website development costs				(12,649)
Net cash flows from investing activities				(12,649)
Cash flows from financing activities
Net proceeds from the issuance of shares and warrants	6,582,966		3,362,379	8,945,336
Net proceeds from the exercise and exchange of warrants	26,550	726,179	720,165	312,500
Series A preferred stock dividend	(6,267)	(6,267)	(8,356)	(8,356)
Deferred financing costs		(25,000)
Net cash flows from financing activities	6,603,249	694,912	4,074,188	9,249,480
Decrease in cash and cash equivalents	1,254,620	(3,819,762)	(2,253,237)	(614,019)
Cash and cash equivalents - beginning of period	3,718,758	5,971,995	5,971,995	6,586,014
Cash and cash equivalents - end of period	$ 4,973,378	$ 2,152,233	$ 3,718,758	$ 5,971,995